iShares®

iShares Trust

Supplement dated March 23, 2009

to the Prospectus dated September 1, 2008,

for the iShares FTSE EPRA/NAREIT Asia Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Change in Fund Name and Underlying Index Name

Effective March 23, 2009, all references in the Prospectus to the name of the Fund and the Underlying Index are changed as follows:

Former Name	New Name
Fund: iShares FTSE EPRA/NAREIT Asia Index Fund	iShares FTSE EPRA/NAREIT Developed Asia Index Fund

Underlying Index: FTSE EPRA/NAREIT Asia Index	FTSE EPRA/NAREIT Developed Asia Index

The Fund’s investment objective is amended to reflect investment in the securities of the new Underlying Index.

Also effective March 23, 2009, the following information replaces the first sentence under the heading “Principal Investment Strategies” on page 1:

The Underlying Index measures the stock performance of companies engaged in the ownership and development of Asian real estate markets defined by FTSE EPRA/NAREIT as developed (including Australia, Hong Kong, Japan, New Zealand, and Singapore).

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-IFAS-0309

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 23, 2009

to the Prospectus dated September 1, 2008,

for the iShares FTSE EPRA/NAREIT Europe Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Change in Fund Name and Underlying Index Name

Effective March 23, 2009, all references in the Prospectus to the name of the Fund and the Underlying Index are changed as follows:

Former Name	New Name
Fund: iShares FTSE EPRA/NAREIT Europe Index Fund	iShares FTSE EPRA/NAREIT Developed Europe Index Fund

Underlying Index: FTSE EPRA/NAREIT Europe Index	FTSE EPRA/NAREIT Developed Europe Index

The Fund’s investment objective is amended to reflect investment in the securities of the new Underlying Index.

Also effective March 23, 2009, the following information replaces the first sentence under the heading “Principal Investment Strategies” on page 1:

The Underlying Index measures the stock performance of companies engaged in the ownership and development of European real estate markets defined by FTSE EPRA/NAREIT as developed (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom (including the Channel Islands)).

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-IFEU-0309

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 23, 2009

to the Prospectus dated September 1, 2008,

for the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Change in Fund Name and Underlying Index Name

Effective March 23, 2009, all references in the Prospectus to the name of the Fund and the Underlying Index are changed as follows:

Former Name	New Name
Fund: iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

Underlying Index: FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index	FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index

The Fund’s investment objective is amended to reflect investment in the securities of the new Underlying Index.

Accordingly, effective March 23, 2009, the following information replaces the first sentence under the heading “Principal Investment Strategies” on page 1:

The Underlying Index measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand, and Singapore).

Also effective March 23, 2009, the following information is inserted under the heading “Principal Risks”:

Security Risk. Israel has historically experienced acts of terrorism or strained international relations related to border disputes, historical animosities or other defense concerns. These situations may cause uncertainty in the Israeli market and adversely affect the performance of the Israeli economy.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-IFGL-0309

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated March 23, 2009

to the Combined Statement of Additional Information (“SAI”) dated September 1, 2008 (as revised October 30, 2008) for the iShares FTSE EPRA/NAREIT Asia Index Fund, the iShares FTSE EPRA/NAREIT Europe Index Fund and the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund (the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

Change in Fund Name and Underlying Index Name

Effective March 23, 2009, all references in the SAI to the names of the Funds and their respective underlying indexes are changed as follows:

Former Fund Name	New Fund Name

iShares FTSE EPRA/NAREIT Asia Index Fund	iShares FTSE EPRA/NAREIT Developed Asia Index Fund

iShares FTSE EPRA/NAREIT Europe Index Fund	iShares FTSE EPRA/NAREIT Developed Europe Index Fund

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund	iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund

Former Underlying Index Name	New Underlying Index Name

FTSE EPRA/NAREIT Asia Index	FTSE EPRA/NAREIT Developed Asia Index

FTSE EPRA/NAREIT Europe Index	FTSE EPRA/NAREIT Developed Europe Index

FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index	FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index

Each of the Funds’ investment objectives is amended to reflect the investment in securities of the new Underlying Index.

Also effective on March 23, 2009, the descriptions of the Funds’ corresponding Underlying Indexes beginning on page 18 of the SAI are hereby replaced with the following:

The FTSE EPRA/NAREIT Indexes Generally

Index Criteria and Methodology. The FTSE EPRA/NAREIT Developed Real Estate Index Series (“FTSE EPRA/NAREIT Indexes”) are primarily rule-based, but are also monitored by the applicable regional FTSE EPRA/NAREIT Global Index Advisory Committees. FTSE EPRA/NAREIT defines the Developed Real Estate markets as: North America (including Canada and the United States), Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand, and Singapore). In determining geographic allocations, FTSE EPRA/NAREIT primarily considers the company’s country of incorporation and listing. The FTSE EPRA/NAREIT Indexes are free float-adjusted market capitalization weighted.

To qualify for inclusion in the FTSE EPRA/NAREIT Indexes, a company must be a closed-end company and listed on an official stock exchange and meet certain trading volume requirements as determined by FTSE EPRA/NAREIT. Also, companies must meet geographic financial standards demonstrating that a majority of a company’s earnings or bulk of total assets is the result of real estate activity as determined by FTSE EPRA/NAREIT. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate.

Index Maintenance and Issue Changes. The constituents of the FTSE EPRA/NAREIT Indexes are generally required to meet the following criteria where applicable: at the quarterly review, non-constituents must have an investable market capitalization of equal or greater than the amounts as determined by FTSE EPRA/NAREIT, and an existing constituent of the FTSE EPRA/NAREIT Indexes will be removed from the Indexes unless it has an investable market capitalization of above certain thresholds determined by FTSE EPRA/NAREIT.

Under normal circumstances, the quarterly review occurs on the Wednesday following the first Friday of March, June, September and December, using data from the close of business on the first Friday of March, June, September and December. Adjustments in stock weightings and constituents resulting from the periodic assessment become effective on the next trading day following the third Friday of March, June, September and December.

In between reviews, a new issue with an investable market capitalization (i.e., after the application of investability weightings) of equal or greater than the amounts as determined by FTSE/NAREIT for the respective region will be included into the FTSE EPRA/NAREIT Indexes after the close of business on the first day of trading of the new issue.

Index Availability. The FTSE EPRA/NAREIT Indexes are calculated in real time and generally published throughout the business day, and distributed primarily through international data vendors. Daily values are also made available to major newspapers and can be found at the FTSE website and the EPRA website. The FTSE EPRA/NAREIT Indexes are published and calculated using trading values (real-time throughout the day, and closing values at the end of the day) and WM/Reuters Closing Spot Rates for currency values.

FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index

Number of Components: approximately 188

The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the developed Canadian, European, Middle East and Asian real estate markets, as defined above.

FTSE EPRA/NAREIT Developed Europe Index

Number of Components: approximately 95

The FTSE EPRA/NAREIT Developed Europe Index measures the stock performance of companies engaged in the ownership and development of the developed European real estate market, as defined above.

FTSE EPRA/NAREIT Developed Asia Index

Number of Components: approximately 77

The FTSE EPRA/NAREIT Developed Asia Index measures the stock performance of companies engaged in the ownership and development of the developed Asian real estate market, as defined above.

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-04-SUP1

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE